Cover Page	12 Months Ended
Dec. 31, 2020
Document Information Line Items
Entity Registrant Name	ChargePoint Holdings, Inc.
Document Type	POS AM
Amendment Flag	true
Entity Central Index Key	0001777393
Entity Filer Category	Non-accelerated Filer
Entity Incorporation, State or Country Code	DE
Amendment Description	Post-Effective Amendment No. 2 to FORM S-1